Offerings - Offering: 1	Aug. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	5,672,934
Proposed Maximum Offering Price per Unit	6.455
Maximum Aggregate Offering Price	$ 36,618,788.97
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,606.34
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the registrant's common stock that become issuable in respect of such securities by reason of any stock dividend, stock split, recapitalization or other similar transaction. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and based upon the average of the high and low prices of the registrant's common stock as reported on The Nasdaq Capital Market on August 14, 2025. The Maximum Aggregate Offering Price represents (i) 5,172,934 additional shares of the registrant's common stock reserved for issuance under the Hyperion DeFi, Inc. Amended and Restated 2018 Omnibus Stock Incentive Plan, as amended and (ii) 500,000 shares of the registrant's common stock issuable upon the vesting of restricted stock units granted to Hyunsu Jung as an inducement to employment with the Company pursuant to Nasdaq Listing Rule 5635(c)(4).